Share Capital	6 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
SHARE CAPITAL
16	SHARE CAPITAL

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
Paid up capital:	Number of ordinary shares	Number of ordinary shares	RM	RM	Convenience Translation USD
At beginning of year/period	15,700,000	17,665,289	69,284	7,425,257	1,762,673
Issuance of share capital (1)	1,218,750	—	21,208,687	—	—
Issuance of share capital (2)	2,813	—	49,301	—	—
Transaction costs of share issue	—	—	(18,195,839)	(228,590)	(54,265)
Issuance of share capital (3)	743,726	—	4,293,824	—	—
Issuance of share capital (4)	—	785,171	—	2,615,680	620,933
At end of year/period	17,665,289	18,450,460	7,425,257	9,812,347	2,329,341

As of December 31, 2023, the Company has authorized 15,700,000 ordinary shares at USD 0.001. The paid up ordinary shares has no par value and carry one vote per share and carry a right to dividends as and when declared by the Company.

(1)	On October 24, 2024, 1,218,750 ordinary shares were issued in our initial public offering at USD 4.00 per ordinary share, before deduction the discounts and expenses.

(2)	On October 31, 2024, 2,813 ordinary shares were issued in our underwriters’ partial exercise of the over-allotment option, at USD 4.00 per ordinary share, before deduction the discounts and expenses.

(3)	On December 31, 2024, 743,726 ordinary shares were issued to CNP Equity Limited pursuant to the exercise of warrant as consideration for certain professional consulting service relating to the initial offering rendered to the Company.

(4)	Pursuant to the Securities Purchase Agreement dated April 22, 2025, between Avondale Capital, LLC and the Company, Avondale elected to convert a portion of its convertible securities into redemption conversion shares. On June 23, 2025, 785,171 ordinary shares were issued to Avondale, amount of USD 610,000 at a price of USD 0.7769 per share.